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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 862-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT            5/15/2012
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _________

Form 13F Information Table Entry Total:          43
Form 13F Information Table Value Total:   3,022,216
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________

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
COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4   COLUMN 5             COLUMN 6  COLUMN 7          COLUMN 8
--------                   ------------- --------- -------- ----------------  -   ---------- -------- --------------------------
                             TITLE OF               VALUE    SHARES OR            INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP    (X$1000) PRINCIPAL AMOUNT      DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------             ------------- --------- -------- ----------------  -   ---------- -------- --------- ------ ---------
ANNALY CAP MGMT INC....... COM           035710409  63,202  3,995,100   SH           SOLE             3,995,100
ARCOS DURADOS HOLDINGS
 INC...................... SHS CLASS A   G0457F107  25,959  1,435,000   SH           SOLE             1,435,000
CARMAX INC................ COM           143130102  23,766    685,900   SH           SOLE               685,900
COCA COLA CO.............. COM           191216100 113,435  1,532,700   SH           SOLE             1,532,700
COMCAST CORP NEW.......... CL A          20030N101  59,162  1,971,400   SH           SOLE             1,971,400
COMCAST CORP NEW.......... CL A SPL      20030N200  49,792  1,687,300   SH           SOLE                              1,687,300
DECKERS OUTDOOR CORP...... COM           243537107  14,502    230,000   SH           SOLE               230,000
DIAMOND FOODS INC......... COM           252603105  29,436  1,289,929   SH           SOLE             1,289,929
EBAY INC.................. COM           278642103 149,600  4,055,300   SH           SOLE             4,055,300
ECHOSTAR CORP............. CL A          278768106  53,770  1,910,800   SH           SOLE             1,910,800
EL PASO CORP.............. COM           28336L109 206,850  7,000,000   SH           SOLE             7,000,000
EXPRESS SCRIPTS INC....... COM           302182100 123,937  2,287,500   SH           SOLE             2,287,500
FBR & CO.................. COM           30247C301   4,853  1,888,490   SH           SOLE             1,888,490
FISERV INC................ COM           337738108  38,813    559,349   SH           SOLE               559,349
FLOWSERVE CORP............ COM           34354P105   5,706     49,400   SH           SOLE                49,400
FOREST OIL CORP........... COM PAR $0.01 346091705  68,527  5,654,054   SH           SOLE             5,654,054
GOOGLE INC................ CL A          38259P508 218,323    340,470   SH           SOLE               340,470
KRAFT FOODS INC........... CL A          50075N104  20,033    527,049   SH           SOLE               527,049
LIBERTY MEDIA
 CORPORATION.............. LIB CAP COM A 530322106 197,192  2,237,000   SH           SOLE             2,237,000
LIVE NATION ENTERTAINMENT
 IN....................... COM           538034109   9,507  1,011,400   SH           SOLE             1,011,400
LONE PINE RES INC......... COM           54222A106  18,987  2,921,000   SH           SOLE             2,921,000
MAIDEN HOLDINGS LTD....... SHS           G5753U112  42,840  4,760,000   SH           SOLE             4,760,000
MBIA INC.................. COM           55262C100   2,856    291,400   SH           SOLE               291,400
MEDCO HEALTH SOLUTIONS
 INC...................... COM           58405U102  10,194    145,000   SH           SOLE               145,000
MUELLER INDS INC.......... COM           624756102  25,029    550,700   SH           SOLE               550,700
NEWELL RUBBERMAID INC..... COM           651229106  30,366  1,705,000   SH           SOLE             1,705,000
PHI INC................... COM VTG       69336T106   5,686    254,279   SH           SOLE               254,279
PHI INC................... COM NON VTG   69336T205   5,164    223,088   SH           SOLE                                223,088
PHILIP MORRIS INTL INC.... COM           718172109 151,718  1,712,200   SH           SOLE             1,712,200
ROYAL CARIBBEAN CRUISES
 LTD...................... COM           V7780T103   7,358    250,000   SH           SOLE               250,000
SANDISK CORP.............. COM           80004C101 133,794  2,698,000   SH           SOLE             2,698,000
SCORPIO TANKERS INC....... SHS           Y7542C106  21,856  3,095,750   SH           SOLE             3,095,750
SEACOR HOLDINGS INC....... COM           811904101  35,439    370,000   SH           SOLE               370,000
SPECTRA ENERGY CORP....... COM           847560109  31,866  1,010,000   SH           SOLE             1,010,000
STARBUCKS CORP............ COM           855244109 130,889  2,341,900   SH           SOLE             2,341,900
SUNOCO INC................ COM           86764P109 141,346  3,705,000   SH           SOLE             3,705,000
TAKE-TWO INTERACTIVE
 SOFTWAR.................. COM           874054109  65,914  4,284,300   SH           SOLE             4,284,300
UTI WORLDWIDE INC......... ORD           G87210103  51,569  2,993,000   SH           SOLE             2,993,000
VISA INC.................. COM CL A      92826C839 240,378  2,037,100   SH           SOLE             2,037,100
WEBMD HEALTH CORP......... COM           94770V102 168,263  6,577,901   SH           SOLE             6,577,901
WELLS FARGO & CO NEW...... COM           949746101  13,463    394,356   SH           SOLE               394,356
WILLIAMS COS INC DEL...... COM           969457100 161,540  5,243,100   SH           SOLE             5,243,100
YAHOO INC................. COM           984332106  49,336  3,241,500   SH           SOLE             3,241,500

Value Total...............  Entry Total
                           -------------
3,022,216................. 43
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